Summary of Significant Accounting Policies - Schedule of Restatement on the Company’s Statement of Operations (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Restatement on the Company’s Statement of Operations [Line Items]
Net loss	$ (3,772,008)	$ (923,291)	$ (655,943)	$ (539,617)	$ (4,695,299)	$ (1,195,560)	$ (3,847,637)	$ (4,855,405)
Series B cumulative dividends	126,037		498,670		619,228	991,860	(2,000,160)
Net loss attributable to common stockholders	$ 3,898,045		$ 1,154,613		$ 5,314,527	$ 2,187,420	$ (5,847,797)
Basic net loss per share (in Dollars per share)	$ (2.75)		$ (1.66)		$ (5.01)	$ (3.15)	$ (8.4)	$ (9.92)
Diluted net loss per share (in Dollars per share)	$ (2.75)		$ (1.66)		$ (5.01)	$ (3.15)	$ (8.4)	$ (9.92)
As Previously Reported [Member]
Schedule of Restatement on the Company’s Statement of Operations [Line Items]
Net loss								$ (4,855,405)
Series B cumulative dividends
Net loss attributable to common stockholders								$ (4,855,405)
Basic net loss per share (in Dollars per share)								$ (7.03)
Diluted net loss per share (in Dollars per share)								$ (7.03)
Adjustment [Member]
Schedule of Restatement on the Company’s Statement of Operations [Line Items]
Net loss
Series B cumulative dividends								(2,000,160)
Net loss attributable to common stockholders								$ (2,000,160)
Basic net loss per share (in Dollars per share)								$ (2.89)
Diluted net loss per share (in Dollars per share)								$ (2.89)
As Restated [Member]
Schedule of Restatement on the Company’s Statement of Operations [Line Items]
Net loss								$ (4,855,405)
Series B cumulative dividends								(2,000,160)
Net loss attributable to common stockholders								$ (6,855,565)
Basic net loss per share (in Dollars per share)								$ (9.92)
Diluted net loss per share (in Dollars per share)								$ (9.92)